Accrued expenses and other current liabilities (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accrued Expenses and Other Current Liabilities [Line Items]
Value-added tax rate	17.00%
Business tax rate	5.00%
Downpayment From Sale Of Property	$ 939,757	$ 0